Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets and Liabilities
Intangible assets and liabilities consisted of the following (in thousands):

	December 31, 2020			December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Assets:
In-place leases	$69,470	$(4,146)	$65,324	$20,763	$(56)	$20,707
Above-market leases	9,607	(481)	9,126	7,286	(13)	7,273
Assembled workforce	873	(299)	574	873	(7)	866
Total Intangible assets	$79,950	$(4,926)	$75,024	$28,922	$(76)	$28,846

Liabilities:
Below-market leases	$17,951	$(1,021)	$16,930	$4,682	$(10)	$4,672

Weighted Average Amortization Period for Intangible Assets and Liabilities
The remaining weighted average amortization period for the Company’s intangible assets and liabilities as of December 31, 2020 and 2019 by category and in total, were as follows:

	Years Remaining
	December 31,
	2020	2019
In-place leases	11.1	10.5
Above-market leases	12.6	15.3
Below-market leases	13.4	13.2
Assembled workforce	2.0	3.0

Amortization of Intangible Assets and Liabilities	The following amounts in the accompanying consolidated statements of operations and comprehensive income (loss) related to the amortization of intangibles assets and liabilities for all property and ground leases (in thousands):

	Successor		Predecessor
	Year Ended December 31,	For the Period from December 23 to December 31,	For the Period from January 1 to December 22,
	2020	2019
Amortization:
Amortization of in-place leases	$4,437	$56	$2,032
Amortization of assembled workforce	292	7	—
	$4,729	$63	$2,032

Net adjustment to rental revenue:
Above-market lease assets	(560)	(13)	(966)
Below-market lease liabilities	1,064	11	403
	$504	$(2)	$(563)

Projected Amortization of Intangible Assets and Liabilities	The following table provides the projected amortization of in-place lease assets and assembled workforce intangible assets to amortization expense, and the net amortization of above-market and below-market lease intangibles to rental revenue as of December 31, 2020, for the next five years and thereafter (in thousands):

	2021	2022	2023	2024	2025	Thereafter	Total
In-place leases	$6,839	$6,839	$6,808	$6,719	$6,572	$31,547	$65,324
Assembled workforce	291	283	—	—	—	—	574
Amortization expense	$7,130	$7,122	$6,808	$6,719	$6,572	$31,547	$65,898
Above-market lease assets	$(774)	$(774)	$(774)	$(769)	$(768)	$(5,267)	$(9,126)
Below-market lease liabilities	1,472	1,472	1,464	1,450	1,439	9,633	16,930
Net adjustment to rental revenue	$698	$698	$690	$681	$671	$4,366	$7,804

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The following table provides the projected amortization of in-place lease assets and assembled workforce intangible assets to amortization expense, and the net amortization of above-market and below-market lease intangibles to rental revenue as of December 31, 2020, for the next five years and thereafter (in thousands):

	2021	2022	2023	2024	2025	Thereafter	Total
In-place leases	$6,839	$6,839	$6,808	$6,719	$6,572	$31,547	$65,324
Assembled workforce	291	283	—	—	—	—	574
Amortization expense	$7,130	$7,122	$6,808	$6,719	$6,572	$31,547	$65,898
Above-market lease assets	$(774)	$(774)	$(774)	$(769)	$(768)	$(5,267)	$(9,126)
Below-market lease liabilities	1,472	1,472	1,464	1,450	1,439	9,633	16,930
Net adjustment to rental revenue	$698	$698	$690	$681	$671	$4,366	$7,804